Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2019
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Prepayments and Other Current Assets
23	PREPAYMENTS AND OTHER CURRENT ASSETS

	December 31, 2019	December 31, 2018
	RMB	RMB
Other receivables	23,072	19,206
Advances to suppliers	17,747	18,253

	40,819	37,459
Less: Provision for impairment	(3,413)	(3,439)

	37,406	34,020
Value-added tax to be deducted	48,560	42,153
Prepaid expenses	360	1,068
Prepaid income taxes	5,649	1,261
Other current assets	11,152	10,843

	103,127	89,345